Finance Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Finance Leases

7. Finance Leases

Vehicle and Equipment Lease

The Company has various finance leases for two vehicles, two forklifts, and a copy machine. All leases were for 60-month terms at rates ranging from 3% to 7.5%. No new leases were entered into in 2024.

Finance lease are recorded in property and equipment, net on the consolidated balance sheet.

	December 31,	December 31,
	2024	2023
Cost	$220,332	$222,447
Accumulated Depreciation	(85,558)	(45,211)
Net Book Value	$134,774	$177,236

AquaSport Lease

On May 5, 2023, Twin Vee and AquaSport Co. entered into an agreement with Ebbtide Corporation (“Ebbtide”) providing AquaSport Co. with the right to acquire assets, AQUASPORT™ boat brand, trademarks, 150,000-square-foot manufacturing facility situated on 18.5 acres in White Bluff Tennessee, related tooling, molds, and equipment to build five Aquasport models ranging in size from 21- to 25-foot boats (the “AquaSport Assets”).

Under the Agreement, the Company has the right to purchase the AquaSport Assets from Ebbtide for $3,100,000 during the five-year term of the Agreement (or extension period), less credit for a $300,000 security deposit paid by the Company and $16,000 a month for any rent paid under the Agreement by AquaSport Co. to Ebbtide. AquaSport Co. leases the AquaSport Assets from Ebbtide under the Agreement at a monthly rent of $22,000 with the option to acquire the AquaSport Assets. The lease is for a term of five years, commencing June 1, 2023 at a 2.93% interest rate, with one option to renew the lease for an additional five years. In the event AquaSport Co. commits three payment Events of Default (as defined in the Agreement) within any consecutive two-year period or commits any other material Event of Default that is not cured timely and remains uncured, Ebbtide may terminate AquaSport’s rights under the Agreement to acquire the AquaSport Assets. In addition, Ebbtide has the right to terminate the Agreement if an Event of Default occurs. AquaSport’s obligations under the Agreement have been guaranteed by the Company.

Finance leases on the AquaSport lease are recorded in property and equipment, net on the consolidated balance sheet.

	December 31,	December 31,
	2024	2023
Land	$1,000,000	$1,000,000
Building	100,000	100,000
Molds	2,000,000	2,000,000
	3,100,000	3,100,000
Accumulated depreciation	(438,138)	(149,086)
Total	$2,661,862	$2,950,914

At December 31, 2024 and 2023, supplemental balance sheet information related to finance leases were as follows:

	December 31,	December 31,
	2024	2023
Finance lease liabilities:
Current portion	$221,929	$214,715
Non-current portion	2,423,165	2,644,123
Total	$2,645,094	$2,858,838

At December 31, 2024, future minimum lease payments under the non-cancelable finance leases are as follows:

Year Ending December 31,
2025	$298,249
2026	296,033
2027	292,926
2028	1,988,409
Thereafter	—
Total lease payment	2,875,617
Less imputed interest	(230,523)
Total	$2,645,094

The following summarizes other supplemental information about the Company’s finance lease:

December 31,
2024
Weighted average discount rate	3.01%
Weighted average remaining lease term (years)	3.32

Twin Vee Powercarsco [Member]
Finance Leases

5. Finance Leases

Vehicle and Equipment Lease

The Company has various finance leases for two forklifts and a copy machine. All leases were for 60-month terms at rates ranging from 5% to 7.5%. No new leases were entered into during the three or nine months ended September 30, 2025.

Finance leases recorded in property and equipment, net on the condensed consolidated balance sheets were as follows:

	September 30,	December 31,
	2025	2024
Cost	$76,972	$125,798
Accumulated Depreciation	(29,822)	(37,384)
Net Book Value	$47,150	$88,414

AquaSport lease

On April 20, 2023 Twin Vee incorporated AquaSport Co., a wholly owned subsidiary, in the state of Florida in connection with its plan to lease the AQUASPORT™ boat brand and manufacturing facility in White Bluff, Tennessee. On May 5, 2023, Twin Vee and AquaSport Co. entered into an agreement (the “Agreement”) with Ebbtide Corporation (“Ebbtide”) providing AquaSport Co. with the right to acquire assets, AQUASPORT™ boat brand, trademarks, 150,000-square-foot manufacturing facility situated on 18.5 acres in White Bluff Tennessee, related tooling, molds, and equipment to build five AquaSport models ranging in size from 21 to 25-foot boats (the “AquaSport Assets”).

On May 28, 2025, the Company entered into a Mutual Release Agreement with the lessor, removing all obligations under the lease, and returning to the lessor all property, plant and equipment, brand name and all other leased assets. During the second quarter, the Company recorded the elimination of the assets and liabilities from its condensed consolidated balance sheet, recording a loss on termination of $57,903.

Finance leases on the AquaSport lease recorded in property and equipment, net on the condensed consolidated balance sheets were as follows:

	September 30,	December 31,
	2025	2024
Land	$—	$1,000,000
Building	—	100,000
Molds	—	2,000,000
	—	3,100,000
Accumulated depreciation	—	(438,138)
Total	$—	$2,661,862

At September 30, 2025 and December 31, 2024, supplemental balance sheet information related to finance leases were as follows:

	September 30,	December 31,
	2025	2024
Finance lease liabilities:
Current portion	$20,497	$221,929
Non-current portion	26,362	2,423,165
Total	$46,859	$2,645,094

At September 30, 2025, future minimum lease payments under the non-cancelable finance leases are as follows:

Year Ending December 31,
2025 (except for the nine months ended September 30, 2025)	$5,934
2026	21,519
2027	18,417
2028	4,657
Thereafter	—
Total lease payment	50,527
Less imputed interest	(3,668)
Total	$46,859

September 30,
2025
Weighted average discount rate	5.4%
Weighted average remaining lease term (years)	2.7